Investment in equity investees (Details 2) ¥ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended				5 Months Ended	12 Months Ended
	May 02, 2017 CNY (¥) ¥ / shares	Aug. 11, 2016 CNY (¥) item	Jun. 17, 2016 CNY (¥)	Apr. 26, 2016 CNY (¥)	Jan. 21, 2016 USD ($)	Jan. 21, 2016 CNY (¥)	May 22, 2015 CNY (¥) item	Feb. 16, 2015 CNY (¥)	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 28, 2017 USD ($)	Dec. 28, 2017 CNY (¥)	Nov. 16, 2017 CNY (¥) individual	Aug. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)
Equity method investments
Investments accounted for under the equity method											¥ 9,489,813,000				¥ 9,489,813,000		¥ 8,800,593,000	¥ 9,489,813,000
Cost method investments											2,210,552,000				2,210,552,000		6,217,682,000	2,210,552,000
An aggregate price of new shares issued																		9,592,258,000
Equity method investment with the investment cost allocation
Carrying value of equity investment											9,489,813,000				9,489,813,000		8,800,593,000	9,489,813,000
Proportionate share of equity method investees' net income																$ (296,131)	(1,926,720,000)	(2,781,909,000)	¥ (2,852,677,000)
Operating data:
Revenue																	72,206,753,000	37,122,299,000	9,937,684,000
Gross profit																	19,162,739,000	4,829,228,000	2,935,620,000
Income/(Loss) from operations																	(2,200,140,000)	(3,126,138,000)	(1,592,094,000)
Net income/(loss)																	(2,549,137,000)	(3,369,075,000)	(1,572,381,000)
Net income/(loss) attributable to shareholder																	(2,977,210,000)	(3,729,119,000)	(1,597,903,000)
Balance sheet data:
Current assets											47,136,935,000		¥ 13,606,870,000		47,136,935,000		78,125,211,000	47,136,935,000	13,606,870,000
Non-current assets											26,244,217,000		6,838,075,000		26,244,217,000		62,806,104,000	26,244,217,000	6,838,075,000
Current liabilities											27,103,212,000		6,518,096,000		27,103,212,000		58,734,790,000	27,103,212,000	6,518,096,000
Non-current liabilities											4,559,231,000		146,008,000		4,559,231,000		16,703,429,000	4,559,231,000	146,008,000
Redeemable stock											4,795,473,000				4,795,473,000		5,877,854,000	4,795,473,000
Non-controlling interests											4,072,998,000		1,714,021,000		4,072,998,000		717,106,000	4,072,998,000	1,714,021,000
Ordinary shares
Equity method investments
An aggregate price of new shares issued																		19,000
Tuniu Group | HNA Tourism Group
Equity method investments
An aggregate price of new shares issued | $					$ 500,000
Yonghui Group
Equity method investments
Investments accounted for under the equity method		¥ 4,234,929,000									¥ 4,234,845,000				¥ 4,234,845,000		¥ 4,245,001,000	¥ 4,234,845,000
Percentage of the issued and outstanding ordinary shares (in percentage)		10.00%									10.00%				10.00%		10.00%	10.00%
Total consideration in cash		¥ 4,234,929,000
Dividend (in RMB per share) | ¥ / shares	¥ 0.12
Dividend received	¥ 114,845,000
Number of board seat held | item		2
Number of board seats | item		11
Equity method investment with the investment cost allocation
Carrying value of equity investment		¥ 4,234,929,000									¥ 4,234,845,000				¥ 4,234,845,000		¥ 4,245,001,000	¥ 4,234,845,000
Proportionate share of investee's net tangible assets and intangible assets		1,869,905,000									1,877,196,000				1,877,196,000		1,946,349,000	1,877,196,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets		2,365,024,000									2,357,649,000				2,357,649,000		2,298,652,000	2,357,649,000
The excess of carrying value has been primarily assigned to goodwill		1,270,190,000									1,270,190,000				1,270,190,000		1,270,190,000	1,270,190,000
The excess of carrying value has been primarily assigned to amortizable intangible assets		1,459,779,000									1,449,946,000				1,449,946,000		1,371,283,000	1,449,946,000
The excess of carrying value has been primarily assigned to deferred tax liabilities		¥ (364,945,000)									(362,487,000)				(362,487,000)		(342,821,000)	(362,487,000)
Cumulative gains/(losses) in equity interest											(84,000)				(84,000)		¥ 124,917,000	(84,000)
Weighted average life of the intangible assets																17 years	17 years
Aggregate market values											¥ 4,699,097,000				4,699,097,000		¥ 9,666,167,000	¥ 4,699,097,000
Proportionate share of equity method investees' net income															(84,000)		122,893,000
Operating data:
Revenue															6,248,703,000		55,524,229,000
Gross profit															1,230,057,000		11,319,620,000
Income/(Loss) from operations															95,453,000		2,065,795,000
Net income/(loss)															71,130,000		1,721,628,000
Net income/(loss) attributable to shareholder															¥ 72,905,000		¥ 1,818,910,000
Percentage of ownership		10.00%									10.00%				10.00%		10.00%	10.00%
Proportionate share of net income, before basis adjustments															¥ 7,291,000		¥ 181,891,000
Basis adjustments															(7,375,000)		(58,998,000)
Bitauto Group
Equity method investments
Investments accounted for under the equity method								¥ 5,496,188,000			¥ 2,386,118,000				2,386,118,000		2,128,409,000	¥ 2,386,118,000
Percentage of the issued and outstanding ordinary shares (in percentage)			26.00%					25.00%
Total consideration in resources-Future services								¥ 3,045,268,000
Total consideration in cash			¥ 328,975,000					2,450,920,000
Total consideration for equity investment								¥ 5,496,188,000
Total consideration in resources, additional support period from key platform								5 years
Equity method investment with the investment cost allocation
Carrying value of equity investment								¥ 5,496,188,000			2,386,118,000				2,386,118,000		2,128,409,000	2,386,118,000
Proportionate share of investee's net tangible assets and intangible assets								2,119,109,000			2,492,056,000				2,492,056,000		2,228,925,000	2,492,056,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets								3,377,079,000			(105,938,000)				(105,938,000)		(100,516,000)	(105,938,000)
The excess of carrying value has been primarily assigned to goodwill								2,846,260,000
The excess of carrying value has been primarily assigned to amortizable intangible assets								707,758,000			(105,938,000)				(105,938,000)		(100,516,000)	(105,938,000)
The excess of carrying value has been primarily assigned to deferred tax liabilities								¥ (176,939,000)
Cumulative gains/(losses) in equity interest											(3,439,045,000)				(3,439,045,000)		¥ (3,696,754,000)	(3,439,045,000)
Weighted average life of the intangible assets																4 years	4 years
Impairment charges in connection with the equity method											672,886,000		¥ 2,585,641,000
Aggregate market values											2,386,118,000				2,386,118,000		¥ 3,773,634,000	2,386,118,000
Operating data:
Percentage of ownership			26.00%					25.00%
Dada Group
Equity method investments
Investments accounted for under the equity method				¥ 2,164,050,000							1,443,239,000				1,443,239,000		139,147,000	1,443,239,000
Percentage of the issued and outstanding ordinary shares (in percentage)									81.00%
Term of warrant (in years)									2 years
Total consideration in cash									¥ 1,298,700,000
Total consideration for equity investment									¥ 3,508,200,000
Assets/investments received by the Company				3,508,200,000
Carrying amount of preferred shares																	2,335,346,000
Number of board seat held | item									2
Number of board seats | item									5
Equity method investment with the investment cost allocation
Carrying value of equity investment				2,164,050,000							1,443,239,000				1,443,239,000		139,147,000	1,443,239,000
Proportionate share of investee's net tangible assets and intangible assets				424,140,000							(290,365,000)				(290,365,000)		(1,579,323,000)	(290,365,000)
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets				1,739,910,000							1,733,604,000				1,733,604,000		1,718,470,000	1,733,604,000
The excess of carrying value has been primarily assigned to goodwill				1,605,891,000							1,605,891,000				1,605,891,000		1,605,891,000	1,605,891,000
The excess of carrying value has been primarily assigned to amortizable intangible assets				178,692,000							170,284,000				170,284,000		150,105,000	170,284,000
The excess of carrying value has been primarily assigned to deferred tax liabilities				(44,673,000)							(42,571,000)				(42,571,000)		(37,526,000)	(42,571,000)
Cumulative gains/(losses) in equity interest											(720,811,000)				(720,811,000)		¥ (2,024,903,000)	(720,811,000)
Weighted average life of the intangible assets																8 years	8 years
Operating data:
Percentage of ownership									81.00%
Dada Group | Ordinary shares
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)									41.00%
Assets/investments received by the Company				2,164,050,000
Dada Group | Preferred Shares
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)									7.00%
Total consideration for equity investment																				$ 150,404	¥ 983,820,000
Assets/investments received by the Company				1,298,700,000
Dada Group | Warrants-C
Equity method investments
Assets/investments received by the Company				45,450,000
Equity method investment with the investment cost allocation
Warrant recorded at fair value																	¥ 45,450,000
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)									10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)									7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)									7 years
Tuniu Group
Equity method investments
Investments accounted for under the equity method							¥ 2,494,145,000				1,198,405,000				1,198,405,000		947,500,000	1,198,405,000
Percentage of the issued and outstanding ordinary shares (in percentage)					21.00%	21.00%	28.00%			6.50%
Total consideration in resources-Future services							¥ 660,215,000
Total consideration in cash							1,528,275,000			¥ 305,930,000
Total consideration for equity investment							¥ 2,188,490,000
Total consideration in resources, with exclusive right							5 years
Number of board seat held | item							1
Unrealized gain, previously recorded, reversed														¥ 14,395,000
Deemed partial disposal gain						¥ 108,495,000
Equity method investment with the investment cost allocation
Carrying value of equity investment							¥ 2,494,145,000				1,198,405,000				1,198,405,000		947,500,000	1,198,405,000
Proportionate share of investee's net tangible assets and intangible assets							1,014,296,000				1,006,763,000				1,006,763,000		779,525,000	1,006,763,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets							1,479,849,000				191,642,000				191,642,000		167,975,000	191,642,000
The excess of carrying value has been primarily assigned to goodwill							1,212,149,000				23,899,000				23,899,000		23,899,000	23,899,000
The excess of carrying value has been primarily assigned to amortizable intangible assets							356,933,000				223,657,000				223,657,000		192,101,000	223,657,000
The excess of carrying value has been primarily assigned to deferred tax liabilities							¥ (89,233,000)				(55,914,000)				(55,914,000)		(48,025,000)	(55,914,000)
Cumulative gains/(losses) in equity interest											(1,295,740,000)				(1,295,740,000)		¥ (1,546,645,000)	(1,295,740,000)
Weighted average life of the intangible assets																7 years	7 years
Impairment charges in connection with the equity method												¥ 721,501,000
Fair value of equity method investments												¥ 1,454,578,000
Aggregate market values											¥ 1,579,417,000				¥ 1,579,417,000		¥ 1,304,082,000	1,579,417,000
Operating data:
Percentage of ownership					21.00%	21.00%	28.00%			6.50%
Yixin
Equity method investments
Investments accounted for under the equity method																	860,992,000					¥ 860,992,000
Percentage of the issued and outstanding ordinary shares (in percentage)																						10.90%
Equity method investment with the investment cost allocation
Carrying value of equity investment																	¥ 860,992,000					¥ 860,992,000
Proportionate share of investee's net tangible assets and intangible assets																						1,703,448,000
Excess of carrying value of the investment over proportionate share of investee's net tangible and intangible assets																						¥ (842,456,000)
Remaining useful lives																3 years	3 years
Aggregate market values																	¥ 3,586,393,000
Number of non-executive board members the Group has right to nominate | individual																						1
Number of non-executive board members | individual																						9
Operating data:
Percentage of ownership																						10.90%
Yixin | Series A and Series B preferred shares
Equity method investments
Cost method investments | $																							$ 30,000	$ 100,000
Others, net
Balance sheet data:
Impairment charges in connection with the cost method																	59,987,000	341,984,000	285,051,000
Others, net | JD Daojia
Equity method investments
Disposal gain				¥ 1,227,760,000
Share of results of equity investees
Equity method investment with the investment cost allocation
Impairment charges in connection with the equity method																	¥ 0	¥ 1,416,801,000	¥ 2,585,641,000